SHARE BASED PAYMENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
SHARE BASED PAYMENT LIABILITIES
17. SHARE BASED PAYMENT LIABILITIES
(i)Long-term incentive plan ("LTIP")
The Company has an LTIP that provides for restricted share units ("RSUs") and performance share units ("PSUs") (collectively, “Share Units”) that may be granted to employees, officers and eligible contractors of the Company and its affiliates. A director of the Company is not eligible to participate in the LTIP unless he or she is also an employee of the Company. At the discretion of the Company's Board of Directors, the Company can issue common shares or cash or any combination thereof in satisfaction of the Company’s obligations under Share Units held by participants.

The maximum number of common shares made available for issuance under the LTIP shall not exceed: (i) such number of common shares as would, when combined with all other common shares subject to grants under DSUs, RSUs and PSUs of the Company, be equal to 2% of the common shares then outstanding; and (ii) such number of common shares as would, when combined with all other common shares of the Company, be equal to 5.5% of the common shares outstanding from time to time.
The value of an RSU and PSU at the grant date is equal to the market price of a common share of the Company on that date. Unless otherwise determined by the Compensation Committee, no RSU or PSU shall vest later than three years after the date of grant.
Upon vesting of the PSUs, the number of shares the holder can receive ranges between 0% and 200% of the number of the PSUs granted, to be determined at the end of the performance period based on the performance of the Company's underlying shares.
Movements in the number of the PSUs and RSUs for the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020		Year ended December 31, 2019
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	511,768	540,828	502,037	524,094
Granted	104,861	106,985	117,143	129,146
Cancelled	(18,578)	(18,578)	(23,114)	(23,114)
Redeemed	(225,411)	(242,468)	(84,298)	(89,298)
Balance, end of year	372,640	386,767	511,768	540,828
(ii)Deferred share unit plan ("DSU Plan")
The Company has a DSU Plan for non-executive directors of the Company, which provides a cash payment, common shares, or a combination thereof on the date when a director ceases to be a director.
Changes in the number of DSUs and phantom share units outstanding during the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020		Year ended December 31, 2019
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year	155,377	—	170,528	35,625
Granted	19,760	—	21,875	—
Redeemed	(54,251)	—	(37,026)	(35,625)
Balance, at end of year	120,886	—	155,377	—
Changes in the share based payment liabilities during the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Opening liability	$55,257	$4,276
Share based payment expense	10,457	9,307
Modification of share based payment	—	42,948
Redeemed RSUs, PSUs, DSUs and phantom share units (cash payments)	(31,907)	(2,453)
Foreign currency translation recorded in OCI	556	1,179
Total share based payment liability	$34,363	$55,257
Current portion of share based payment liability	$25,745	$36,783
Long term share based payment liability	$8,618	$18,474
(iii)Share based payment expense

The cost of share based payments is allocated to production costs (granted to employees involved in the commercial operations at the mines and mill), general and administrative costs (options granted to directors and corporate employees) and care and maintenance. The allocation of share based payment expense on the consolidated statement of operations and comprehensive income for the years ended December 31, 2020 and 2019 is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
General and administrative	$10,196	$9,018
Production costs	15	289
Care and maintenance	246	—
Total share based payment expense	$10,457	$9,307